Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties

The Company records transactions with various related parties. These related party balances as of June 30, 2025 and December 31, 2024 and transactions for the six months ended June 30, 2025 and 2024 are identified as follows:

Name of Related Party	Relationship to the Company
Mr. Hengfang Li*	Chief Executive Officer and Chairman of the board of directors of ReTo prior to May 25, 2025, shareholder of the Company
Mr. Xiaojun Zou	Chief Executive Officer and Chairman of Dirong
Mr. Lap Cheong Chan	A shareholder of MMB and Reto
Shexian Ruibo Environmental Science and Technology Co., Ltd. (“Shexian Ruibo”)	Mr. Hengfang Li is the Chairman of the board of directors of Shexian Ruibo
Shexian Ruida Environmental Science and Technology Co., Ltd. (“Shexian Ruida”)	An entity controlled by Shexian Ruibo
Q Green Techcon Private Limited	A non-controlling shareholder of disposed subsidiary

*	On May 25, 2025, Mr. Hengfang Li resigned as the Chief Executive Officer and a director of the Company.
Advances to supplier - related party
	As of June 30, 2025	As of December 31, 2024
Shexian Ruida	$916	$-
Accounts payable - related party
	As of June 30, 2025	As of December 31, 2024
Shexian Ruibo	$4,193	$-

As of June 30, 2025 and December 31, 2024, the balance due from related parties was as follows:

	As of June 30, 2025	As of December 31, 2024
Mr. Hengfang Li	$-	$24,048
Sales to related party
	For the Six Months Ended June 30,
	2025	2024
Sales to a related party
Q Green Techcon Private Limited	$-	$218,631
Due to related parties
	As of June 30, 2025	As of December 31, 2024
Mr. Hengfang Li	$470,165	$-
Mr. Lap Cheong Chan	611,544	-
Mr. Xiaojun Zou	18,868	-
	$1,100,577	$-